ALLOWANCE FOR LOAN LOSSES (Tables)	12 Months Ended
Dec. 31, 2012
Allowance For Loan Losses [Abstract]
Schedule of allowance for loan losses
Allowance for Loan Losses
	2012	2011	2010
	(In thousands)

Beginning Balance	$1,447	$1,242	$1,025
Provision for losses on loans	1,280	700	550
Charge-offs of loans	(568)	(508)	(333)
Recoveries	1	13	-
	$2,160	$1,447	$1,242

Schedule of allowance for credit losses

2012	One-to four Family Residential	Multi-family Residential	Construction	Commercial	Consumer	Total

Allowance for loan losses:

Beginning balance	$978	$162	$13	$285	$9	$1,447
Provision	1,382	10	(12)	(101)	1	1,280
Charge-offs	(537)	-	-	(31)	-	(568)
Recoveries	-	-	-	-	1	1

Ending balance	$1,823	$172	$1	$153	$11	$2,160

Originated loans:
Individually evaluated for impairment	$632	$-	$-	$-	$-	$632

Purchased loans:

Individually evaluated for impairment	$152	$-	$-	$-	$-	$152

Originated Loans:
Collectively evaluated for impairment	$673	$172	$1	$153	$11	$1,010

Purchased loans:
Loans acquired with deteriorated credit quality	$366	$-	$-	$-	$-	$366

Loans receivable:

Ending balance	$249,202	$23,866	$1,243	$67,166	$1,691	$343,168

Ending balance:
Individually evaluated for impairment (1)	$96,060	$9,225	$-	$24,967	$894	$131,146

Ending balance:
Collectively evaluated for impairment	$149,159	$13,579	$1,243	$33,678	$716	$198,375

Ending balance:
Loans acquired with deteriorated credit quality	$3,983	$1,062	$-	$8,521	$81	$13,647

(1)Includes loans acquired from First Franklin of $125,430

2011	One-to four Family Residential	Multi-family Residential	Construction	Commercial	Consumer	Total

Allowance for loan losses:

Beginning balance	$979	$49	$33	$180	$1	$1,242
Provision	481	113	1	105	-	700
Charge-offs	(482)	-	(21)	-	(5)	(508)
Recoveries	-	-	-	-	13	13

Ending balance	$978	$162	$13	$285	$9	$1,447

Ending balance:
Individually evaluated for impairment	$244	$-	$-	$8	$-	$252

Ending balance:
Collectively evaluated for impairment	$734	$162	$13	$277	$9	$1,195

Ending balance:
Loans acquired with deteriorated credit quality	$-	$-	$-	$-	$-	$-

Loans receivable:

Ending balance	$290,808	$26,210	$4,390	$63,394	$2,210	$387,012

Ending balance:
Individually evaluated for impairment (1)	$116,991	$14,001	$-	$28,913	$1,690	$161,595

Ending balance:
Collectively evaluated for impairment	$168,243	$11,141	$4,390	$25,280	$424	$209,478

Ending balance:
Loans acquired with deteriorated credit quality	$5,574	$1,068	$-	$9,201	$96	$15,939

(1)Includes loans acquired from First Franklin of $155,850

Schedule of credit risk profile by internally assigned grade

	Originated Loans at December 31, 2012
	One-to four
	Family	Multi-family
	Residential	Residential	Construction	Commercial	Consumer	Total

Grade:
Pass	$148,771	$13,579	$1,243	$32,699	$716	$197,008
Special mention	-	-	-	-	-	-
Substandard	5,390	94	-	1,599	-	7,083
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$154,161	$13,673	$1,243	$34,298	$716	$204,091

	Purchased Loans at December 31, 2012
	One-to four
	Family	Multi-family
	Residential	Residential	Construction	Commercial	Consumer	Total

Grade:
Pass	$91,091	$10,193	$-	$30,551	$855	$132,690
Special mention	108	-	-	-	-	108
Substandard	3,842	-	-	2,317	120	6,279
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$95,041	$10,193	$-	$32,868	$975	$139,077

	Originated Loans at December 31, 2011
	One-to four
	Family	Multi-family
	Residential	Residential	Construction	Commercial	Consumer	Total

Grade:
Pass	$167,988	$11,141	$4,390	$25,058	$424	$209,001
Special mention	-	-	-	-	-	-
Substandard	5,566	96	-	560	-	6,222
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$173,554	$11,237	$4,390	$25,618	$424	$215,223

		Purchased Loans at December 31, 2011
	One-to four Family Residential	Multi-family Residential	Construction	Commercial	Consumer	Total

Grade:
Pass	$111,091	$14,669	$-	$34,699	$1,776	$162,235
Special mention	110	-	-	983	-	1,093
Substandard	6,053	304	-	2,094	10	8,461
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$117,254	$14,973	$-	$37,776	$1,786	$171,789

Schedule of age analysis of past due purchased loans receivable

	Age Analysis of Past Due Originated Loans Receivable
	As of December 31, 2012
							Recorded
							Investment
	30-89 Days	Over	Total Past			Total Loan	90 Days and
	Past Due	90 Days	Due	Current	Nonaccrual	Receivables	Accruing

Real Estate:
1-4 family Residential	$1,116	$5,002	$6,118	$149,159	$5,002	$154,161	-
Multi-family	-	94	94	13,579	94	13,673	-
Construction	-	-	-	1,243	-	1,243	-
Commercial	547	620	1,167	33,678	620	34,298	-
Consumer	-	-	-	716	-	716	-
Total	$1,663	$5,716	$7,379	$198,375	$5,716	$204,091	-

	Age Analysis of Past Due Purchased Loans Receivable
	As of December 31, 2012

							Recorded
							Investment
	30-89 Days	Over	Total Past			Total Loan	90 Days and
	Past Due	90 Days	Due	Current	Nonaccrual	Receivables	Accruing

Real Estate:
1-4 family Residential	$2,890	$3,446	$6,336	$91,595	$3,446	$95,041	$-
Multi-family	-	-	-	10,193	-	10,193	-
Construction	-	-	-	-	-	-	-
Commercial	693	1,519	2,212	31,349	1,519	32,868	-
Consumer	-	7	7	968	7	975	-
Total	$3,583	$4,972	$8,555	$134,105	$4,972	$139,077	$-

Age Analysis of Past Due Originated Loans Receivable
As of December 31, 2011
	30-89 Days Past Due	Over 90 Days	Total Past Due	Current	Nonaccrual	Total Loan Receivables	Recorded Investment 90 Days and Accruing

Real Estate:
1-4 family Residential	$2,460	$5,311	$7,771	$168,243	$5,311	$173,554	-
Multi-family	-	96	96	11,141	96	11,237	-
Construction	-	-	-	4,390	-	4,390	-
Commercial	457	338	795	25,280	338	25,618	-
Consumer	-	-	-	424	-	424	-
Total	$2,917	$5,745	$8,662	$209,478	$5,745	$215,223	-

Age Analysis of Past Due Purchased Loans Receivable
As of December 31, 2011

	30-89 Days Past Due	Over 90 Days	Total Past Due	Current	Nonaccrual	Total Loan Receivables	Recorded Investment 90 Days and Accruing
Real Estate:
1-4 family Residential	$1,165	$4,839	$6,004	$112,415	$4,839	$117,254	$-
Multi-family	-	300	300	14,673	300	14,973	-
Construction	-	-	-	-	-	-	-
Commercial	67	1,225	1,292	36,551	1,225	37,776	-
Consumer	-	10	10	1,776	10	1,786	-
Total	$1,232	$6,374	$7,606	$165,415	$6,374	$171,789	-

Schedule of impaired loans

	Impaired Loans
	As of December 31, 2012

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
Purchased loans with a credit quality discount and no related allowance recorded:
Real Estate:
1-4 family Residential	$3,931	$3,931	$-	$4,752	$232
Multi-family	1,062	1,062	-	1,065	53
Construction	-	-	-	-	-
Commercial	8,521	8,521	-	8,861	545
Consumer	81	81	-	89	16
Total	$13,595	$13,595	$-	$14,767	$846
Purchased loans with a credit quality discount and an allowance recorded:
Real Estate:
1-4 family Residential	$13	$52	$39	$7	$-
Multi-family	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	-	-	-	-	-
Consumer	-	-	-	-	-
Total	$13	$52	$39	$7	$-
Purchased loans with no credit quality discount and no related allowance recorded:
Real Estate:
1-4 family Residential	$1,724	$1,724	$-	$2,055	$60
Multi-family Residential	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	-	-	-	116	-
Consumer	39	39	-	30	1
Total	$1,763	$1,763	$-	$2,201	$61
Purchased loans with an allowance recorded:
Real Estate:
1-4 family Residential	$148	$261	$113	$74	$5
Multi-family Residential	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	-	-	-	-	-
Consumer	-	-	-	-	-
Total	$148	$261	$113	$74	$5

	Impaired Loans
	As of December 31, 2012

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
Originated loans with no related allowance recorded
Real Estate:
1-4 family Residential	$3,487	$3,487	$-	$4,259	$43
Multi-family	94	94	-	95	1
Construction	-	-	-	-	-
Commercial	396	396	-	291	2
Consumer	-	-	-	-	-
Total	$3,977	$3,977	$-	$4,645	$46
Originated loans with an allowance recorded:
Real Estate:
1-4 family Residential	$946	$1,515	$569	$613	$6
Multi-family	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	161	224	63	157	-
Consumer	-	-	-	-	-
Total	$1,107	$1,739	$632	$770	$6
Total:
Real Estate:
1-4 family Residential	$10,249	$10,970	$721	$11,760	$346
Multi-family	1,156	1,156		1,160	54
Construction	-	-	-	-	-
Commercial	9,078	9,141	63	9,425	547
Consumer	120	120	-	119	17
Total	$20,603	$21,387	$784	$22,464	$964

		Impaired Loans As of December 31, 2011

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Purchased loans with a credit quality discount and no related allowance recorded:
Real Estate:
1-4 family Residential	$5,574	$5,574	$-	$6,329	$135
Multi-family	1,068	1,068	-	1,121	17
Construction	-	-	-	-	-
Commercial	9,201	9,201	-	8,912	18
Consumer	96	96	-	986	4
Total	$15,939	$15,939	$-	$17,348	$174
Purchased loans with no credit quality discount and no related allowance recorded:
Real Estate:
1-4 family Residential	$2,385	$2,385	$-	$2,385	$77
Multi-family	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	233	233	-	233	10
Consumer	22	22	-	22	2
Total	$2,640	$2,640	$-	$2,640	$89
Originated loans with no related allowance recorded
Real Estate:
1-4 family Residential	$5,031	$5,031	$-	$4,670	$108
Multi-family	96	96	-	39	4
Commercial	186	186	-	217	16
Consumer	-	-	-	-	-
Total	$5,313	$5,313	$-	$4,926	$128
Originated loans with an allowance recorded:
Real Estate:
1-4 family Residential	$280	$524	$244	$395	$-
Multi-family	-	-	-	-	-
Commercial	152	160	8	91	-
Consumer	-	-	-	-	-
Total	$432	$684	$252	$486	$-
Total:
Real Estate:
1-4 family Residential	$13,270	$13,514	$244	$13,779	$320
Multi-family	1,164	1,164	-	1,160	21
Construction	-	-	-	-	-
Commercial	9,772	9,780	8	9,453	44
Consumer	118	118	-	1,008	6
Total	$24,324	$24,576	$252	$25,400	$391

Schedule of troubled debt

Modifications As of December 31, 2012

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings
Real Estate:
1-4 Family Residential	16	$1,508	$1,508
Multi-family Residential	-	-	-
Construction	-	-	-
Commercial	1	754	754
Consumer	-	-	-

	Number of Contracts	Recorded Investment
Troubled Debt Restructurings
That Subsequently Defaulted
Real Estate:
1-4 Family Residential	-	$-
Multi-family Residential	-	-
Construction	-	-
Commercial	-	-
Consumer	-	-

Modifications
As of December 31, 2011

Post-Modification
		Pre-Modification	Outstanding
	Number of	Outstanding Recorded	Recorded
	Contracts	Investment	Investment
Troubled Debt Restructurings
Real Estate:
1-4 Family Residential	5	$811	$800
Multi-family Residential	-	-	-
Construction	-	-	-
Commercial	-	-	-
Consumer	-	-	-

	Number of	Recorded
	Contracts	Investment
Troubled Debt Restructurings
That Subsequently Defaulted

Real Estate:
1-4 Family Residential	1	$268
Multi-family Residential	-	-
Construction	-	-
Commercial	-	-
Consumer	-	-